Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Current portion of long-term loans (Note 12)	—	30,000	4,598
Accrued interests	312	2,526	387
Payroll and welfare payables	21,204	23,636	3,623
Other taxes payable	3,062	5,595	857
Payables for service fee	21,306	7,146	1,095
Product warranty liability	2,675	4,856	744
Payables to suppliers	2,796	7,259	1,112
Others	1,955	560	86

	53,310	81,578	12,502

Summary of Reconciliation of Changes in Product Warranty Liability
A reconciliation of the changes in the Group’s product warranty liability is as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance as of the beginning of the year	85	2,675	409
Accruals during the year	2,675	2,934	450
Claims during the year	(85)	(132)	(20)
Reversal during the year	—	(621)	(95)

Product warranty liability	2,675	4,856	744